Shareholders' Deficit - Common Stock Shares (Details) - CIK0001853021 Metals Acquisition Corp - USD ($)				1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 10, 2023	Sep. 16, 2021	Sep. 03, 2021	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 09, 2023	Aug. 02, 2021
Shareholders' Deficit
Number of shares issued	1,500,000
Aggregate purchase price	$ 15,000,000					$ 25,000
Voting rights of common stock							one
Sponsor
Shareholders' Deficit
Pursuant to anchor investment					1,272,500		1,272,500
Share price trigger used to measure dilution of warrants					$ 0.003		$ 0.003
Over-allotment option
Shareholders' Deficit
Number of shares forfeited		558,805
Class A Ordinary Shares
Shareholders' Deficit
Common shares, shares authorized (in shares)					200,000,000	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)					0		0
Common shares, shares outstanding (in shares)					0		0
Threshold conversion ratio of stock					20.00%		20.00%
Class A ordinary shares subject to redemption
Shareholders' Deficit
Class A common stock subject to possible redemption, outstanding (in shares)					26,514,780	26,514,780	26,514,780	26,514,780
Class A ordinary shares not subject to redemption
Shareholders' Deficit
Common shares, shares issued (in shares)						0	0	0
Common shares, shares outstanding (in shares)						0	0	0
Class B Ordinary Shares
Shareholders' Deficit
Common shares, shares authorized (in shares)					20,000,000	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)					6,628,695	6,628,695	6,628,695	6,628,695
Common shares, shares outstanding (in shares)						6,628,695	6,628,695	6,628,695
Number of shares issued				7,187,500
Voting rights of common stock					one
Class B Ordinary Shares | Sponsor
Shareholders' Deficit
Common shares, par value (in dollars per share)					$ 0.004	$ 0.004	$ 0.004	$ 0.004
Common shares, shares issued (in shares)					6,628,695	6,628,695	6,628,695	6,628,695
Aggregate purchase price					$ 25,000		$ 25,000	$ 25,000
Class B Ordinary Shares | Over-allotment option
Shareholders' Deficit
Shares subject to forfeiture				937,500
Number of shares forfeited			558,805